                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [_]; Amendment Number: _______
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ally Financial Inc.
Address:  200 Renaissance Center
          P.O. Box 200
          Detroit, Michigan 48265-2000

Form 13F File Number:  28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cathy L. Quenneville
Title: Secretary
Phone: 313-656-6301

Signature, Place, and Date of Signing:

/s/ Cathy L. Quenneville    Detroit, Michigan          August 12, 2011
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         96

Form 13F Information Table Value Total:  1,169,623
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------
01    28-                    Ally Insurance Holdings Inc.
02    28-                    Motors Insurance Corporation

                           FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
----------------------------------- -------- --------- -------- ------------------ ---------- -------- -----------------------
                                                                                                           VOTING AUTHORITY
                                    TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   -----------------------
NAME OF ISSUER                       CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER   SOLE  SHARED   NONE
----------------------------------- -------- --------- -------- --------- --- ---- ---------- -------- ------ ------ ---------
Abbott Labs Com                     COM      002824100   20,259   385,000 SH         DEFINED    01, 02                 385,000
Adobe Systems                       COM      00724F101   18,556   590,000 SH         DEFINED    01, 02                 590,000
Affiliated Managers Group Inc       COM      008252108    5,296    52,200 SH         DEFINED        01                  52,200
Aflac Inc                           COM      001055102   13,771   295,000 SH         DEFINED        01                 295,000
Air Products & Chemicals            COM      009158106   10,992   115,000 SH         DEFINED        01                 115,000
Altria Group Inc                    COM      02209S103   10,960   415,000 SH         DEFINED        01                 415,000
America Movil SA de CV              COM      02364W105    2,425    45,000 SH         DEFINED        01                  45,000
American Tower Corp                 COM      029912201    5,233   100,000 SH         DEFINED        01                 100,000
Amphenol Corp                       COM      032095101   15,117   280,000 SH         DEFINED     01,02                 280,000
Apache Corp                         COM      037411105   15,424   125,000 SH         DEFINED        01                 125,000
Apple Computer                      COM      037833100   20,140    60,000 SH         DEFINED        01                  60,000
Archer Daniels Midland Co           COM      039483102    5,126   170,000 SH         DEFINED        01                 170,000
Automatic Data Processing           COM      053015103    6,058   115,000 SH         DEFINED        01                 115,000
Avon Products Inc                   COM      054303102    9,464   338,000 SH         DEFINED        01                 338,000
Baidu Inc                           COM      056752108    2,522    18,000 SH         DEFINED        01                  18,000
Bank of America Corporation         COM      060505104    9,864   900,000 SH         DEFINED        02                 900,000
Big Lots Inc                        COM      089302103    5,138   155,000 SH         DEFINED        01                 155,000

BLACKROCK INC                       COM      09247X101    4,795    25,000 SH         DEFINED        01                  25,000
Boeing Co                           COM      097023105    3,141    42,486 SH         DEFINED        01                  42,486
Broadcom Corp Class A               COM      111320107    5,046   150,000 SH         DEFINED        01                 150,000
C.H. Robinson Worldwide Inc         COM      12541W209   10,643   135,000 SH         DEFINED        01                 135,000
Carnival Corp                       COM      143658300   18,251   485,000 SH         DEFINED        01                 485,000
China Petroleum and Chem-ADR        ADR      16941R108    2,536    25,000 SH         DEFINED        01                  25,000
Cisco Sys Inc                       COM      17275R102   15,766 1,010,000 SH         DEFINED     01,02               1,010,000
Coca Cola Co                        COM      191216100   21,196   315,000 SH         DEFINED     01,02                 315,000
ConocoPhillips                      COM      20825C104   21,053   280,000 SH         DEFINED     01,02                 280,000
Disney Walt Co                      COM      254687106   18,934   485,000 SH         DEFINED        01                 485,000
Ebay Inc                            COM      278642103   10,972   340,000 SH         DEFINED        01                 340,000
Emerson Elec Co                     COM      291011104   10,969   195,000 SH         DEFINED        01                 195,000
Entergy Corp                        COM      29364G103    4,780    70,000 SH         DEFINED        01                  70,000
EOG Resources Inc                   COM      26875P101   10,455   100,000 SH         DEFINED        01                 100,000
Equifax Inc                         COM      294429105    5,034   145,000 SH         DEFINED        01                 145,000
Exelon Corporation                  COM      30161N101    6,426   150,000 SH         DEFINED        02                 150,000
Expeditors Intl Wash Inc            COM      302130109    5,375   105,000 SH         DEFINED        01                 105,000
Express Scripts                     COM      302182100    9,716   180,000 SH         DEFINED        01                 180,000
Exxon Mobill Corp                   COM      30231G102   19,531   240,000 SH         DEFINED     01,02                 240,000
Fedex Corp                          COM      31428X106   20,393   215,000 SH         DEFINED        02                 215,000
Freeport McMoran Copper & Gold      COM      35671D857    5,555   105,000 SH         DEFINED        01                 105,000

General Dynamics Corp               COM      369550108   16,394   220,000 SH         DEFINED        02                 220,000
General Elec Co                     COM      369604103   14,617   775,000 SH         DEFINED        01                 775,000
Goldman Sachs Group                 COM      38141G104    8,651    65,000 SH         DEFINED        01                  65,000
Google Inc                          COM      38259P508   16,204    32,000 SH         DEFINED        01                  32,000
Grupo Televisa SA-SPON              COM      40049J206    2,583   105,000 SH         DEFINED        01                 105,000
Hess Corp                           COM      42809H107   15,326   205,000 SH         DEFINED        01                 205,000
Hewlett-Packard Co.                 COM      428236103   20,020   550,000 SH         DEFINED     01,02                 550,000
Home Depot Inc                      COM      437076102   14,669   405,000 SH         DEFINED        01                 405,000
Illinois Tool Works Inc             COM      452308109   15,535   275,000 SH         DEFINED        01                 275,000
Ishares  MSCII Taiwan Index FD      ETF      464286731    5,085   335,000 SH         DEFINED        01                 335,000
Ishares  MSCII Taiwan Index FD      ETF      464286772    2,925    45,000 SH         DEFINED        01                  45,000
iShares FTSE China 25 Index         ETF      464287184    4,725   110,000 SH         DEFINED        01                 110,000
iShares MSCI Emerging Markets Index ETF      464287234   48,076 1,010,000 SH         DEFINED        01               1,010,000
Ivans Inc                           COM      465991933      309    18,980 SH         DEFINED        02                  18,980
J P Morgan Chase & Co.              COM      46625H100   15,353   375,000 SH         DEFINED        02                 375,000
Kohls Corp                          COM      500255104   10,002   200,000 SH         DEFINED        01                 200,000
Kraft Foods Inc.                    COM      50075N104    8,638   245,200 SH         DEFINED        01                 245,200
Linear Technology Corp              COM      535678106    5,283   160,000 SH         DEFINED        01                 160,000
Lockheed Martin Corp                COM      539830109   24,291   300,000 SH         DEFINED        01                 300,000
Lowes Cos Inc                       COM      548661107   10,023   430,000 SH         DEFINED        01                 430,000

Marriott International CL A         COM      571903202    9,760   275,000 SH         DEFINED        01                 275,000
Medco Health Solutions, Inc.        COM      58405U102    5,087    90,000 SH         DEFINED        01                  90,000
Medtronic Inc                       COM      585055106    5,009   130,000 SH         DEFINED        01                 130,000
Merck & Co. Inc.                    COM      58933Y105    9,881   280,000 SH         DEFINED        01                 280,000
Metlife Inc                         COM      59156R108    9,651   220,000 SH         DEFINED        01                 220,000
Microsoft Corp                      COM      594918104   23,270   895,000 SH         DEFINED     01,02                 895,000
Monsanto Co                         COM      61166W101   19,223   265,000 SH         DEFINED        01                 265,000
Morgan Stanley                      COM      617446448   20,134   875,000 SH         DEFINED     01,02                 875,000
Murphy Oil Corp                     COM      626717102   20,026   305,000 SH         DEFINED        01                 305,000
Newmont Mng Corp                    COM      651639106   18,890   350,000 SH         DEFINED        01                 350,000
Nordstrom Inc                       COM      655664100    5,398   115,000 SH         DEFINED        01                 115,000
Northern Trust Corp                 COM      665859104   14,937   325,000 SH         DEFINED        01                 325,000
Oracle Corporation                  COM      68389X105   20,240   615,000 SH         DEFINED        01                 615,000
Peabody Energy Corp                 COM      704549104   15,317   260,000 SH         DEFINED        01                 260,000
Petroleo Brasileiro S.A. -ADR       ADR      71654V408   19,977   590,000 SH         DEFINED        01                 590,000
Pfizer                              COM      717081103   16,480   800,000 SH         DEFINED        01                 800,000
Phillip Morris International        COM      718172109   11,685   175,000 SH         DEFINED        01                 175,000
Procter & Gamble Co                 COM      742718109    5,086    80,000 SH         DEFINED        01                  80,000
Qualcomm Inc                        COM      747525103   10,790   190,000 SH         DEFINED        01                 190,000
Raytheon Co                         COM      755111507   20,439   410,000 SH         DEFINED     01,02                 410,000
Rockwell Collins Inc                COM      774341101   15,423   250,000 SH         DEFINED        01                 250,000

Schlumberger Ltd                    COM      806857108   15,552   180,000 SH         DEFINED        01                 180,000
Staples Inc                         COM      855030102   14,852   940,000 SH         DEFINED     01,02                 940,000
State Street Corp                   COM      857477103   13,978   310,000 SH         DEFINED     01,02                 310,000
Stryker Corp                        COM      863667101   10,036   171,000 SH         DEFINED        01                 171,000
Sysco Corp                          COM      871829107   10,913   350,000 SH         DEFINED        01                 350,000
Target Corp                         COM      87612E106   17,122   365,000 SH         DEFINED        01                 365,000
Telekomunik Indonesia-SP  ADR       ADR      715684106    2,484    72,000 SH         DEFINED        01                  72,000
Teva Pharmaceutical Industries      COM      881624209   14,948   310,000 SH         DEFINED        01                 310,000
Total Sa-Spon Adr                   ADR      89151E109   15,617   270,000 SH         DEFINED        01                 270,000
Transocean Ltd                      COM      H8817H100    5,165    80,000 SH         DEFINED        01                  80,000
United Parcel Service Inc.          COM      911312106    7,293   100,000 SH         DEFINED     01,02                 100,000
Vale SA-SP ADR                      ADR      91912E105    2,396    75,000 SH         DEFINED        01                  75,000
Verisk Analytics Inc-Class A        COM      92345Y106   32,725   945,260 SH         DEFINED        02                 945,260
Visa Inc Class A Shares             COM      92826C839   19,633   233,000 SH         DEFINED     01,02                 233,000
Wal Mart Stores Inc                 COM      931142103    5,314   100,000 SH         DEFINED        01                 100,000
Wells Fargo & Co                    COM      949746101    9,260   330,000 SH         DEFINED        01                 330,000
WESTERN UNION CO                    COM      959802109   10,015   500,000 SH         DEFINED        01                 500,000